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IQ MacKay ESG High Income ETF
IQ MacKay ESG High Income ETF
Investment Objective
The IQ MacKay ESG High Income ETF (the “Fund”) seeks to maximize current income, while incorporating the Subadvisor’s ESG investment strategy.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Shareholder Fees	IQ MacKay ESG High Income ETF IQ MacKay ESG High Income ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ MacKay ESG High Income ETF IQ MacKay ESG High Income ETF
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.81%
Expense Waiver/Reimbursement	0.41%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.40%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses) to not more than 0.40% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ MacKay ESG High Income ETF | IQ MacKay ESG High Income ETF | USD ($)	41	128	224	505

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rates was 30% of the average value of its portfolio. This rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund seeks to achieve its investment objective through investments in debt instruments offering attractive levels of yield. This Fund expects to invest primarily in U.S. corporate debt securities, non-U.S. corporate debt securities, convertible corporate securities, loans and loan participation interests that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such securities rated lower than BBB- and Baa3), or, if unrated, judged to be of comparable quality by MacKay Shields LLC (the “Subadvisor”). Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or “junk bonds.” If NRSROs assign different ratings to the same instrument for purposes of determining the security’s credit quality, the Fund will use the middle rating when three NRSROs rate the security. For securities where only two NRSROs rate the security, the Fund will use the lower rating. If only one rating is available for a security, the Fund will use that rating. The Fund may invest without limitation in below investment grade securities.
Under normal circumstances, the Fund will invest at least 80% of its assets in instruments that meet the Subadvisor’s environmental, social, and corporate governance (ESG) criteria. The Subadvisor analyzes and applies its ESG criteria to corporate issuers and the Subadvisor’s ESG analysis includes its own proprietary assessments of ESG factors as well as standards developed and set forth by recognized organizations such as entities sponsored by the United Nations.
The Fund will not invest in instruments of corporate issuers that have been determined by the Subadvisor, through its own analysis or using third party data, to not be in compliance with the Principles of the UN Global Compact. The Fund will also not invest in instruments of corporate issuers that have been determined by the Subadvisor, through its own analysis or using third party data, to: (i) derive greater than 5% of their revenue from (a) the mining of coal, (b) the manufacture or production of tobacco, (c) the extraction or processing of oil sands, or (d) arctic oil and gas extraction; or (ii) the manufacture of controversial weapons (such as anti-personnel mines, biological weapons, chemical weapons, cluster munitions, depleted uranium ammunition and armor, incendiary weapons, nuclear weapons, and white phosphorus munitions).
The Fund may hold cash or invest in short-term instruments during times when the Subadvisor is unable to identify attractive high income securities. To the extent possible, the Fund will attempt to hedge its foreign currency exposure against the U.S. dollar. The Fund may also invest in derivatives, such as futures, forwards, options, forward commitments and swap agreements, including interest rate, total return and credit default swap agreements, to seek to enhance returns or to reduce the risk of loss by hedging certain of its holdings or manage duration. In times of unusual or adverse market, economic or political conditions, the Fund may invest without limit in investment grade securities and may invest in U.S. government securities or other high quality money market instruments. To the extent the Fund is invested in cash, investment grade debt or other high-quality instruments, the yield on these investments tends to be lower than the yield on other investments normally purchased by the Fund. Although investing heavily in these investments may help to preserve the Fund’s assets, it may not be consistent with the Fund’s primary investment objective and may limit the Fund’s ability to achieve a high level of income.
The Fund has adopted a non-fundamental policy that it may invest up to 20% of its net assets in common stocks and other equity-related securities, including in connection with restructurings.
The Fund may invest up to 10% of its net assets in underlying funds, including exchange-traded funds (ETFs), mutual funds and closed-end funds.
The Fund may invest in mortgage dollar rolls, to-be-announced (“TBA”) securities transactions, variable rate notes and floating rate notes. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The Investment Process: The Subadvisor utilizes a top-down and bottom-up approach in its investment decision-making process. The top-down element of the investment process incorporates an analysis of the important economic underpinnings of the market’s risk cycle. The investment team believes that monetary policy, as dictated by central bank actions, is a significant contributor to credit creation and an important driver of the inflection points in the market cycle.
The bottom-up component of the investment team’s investment process feeds into its macro analysis to help identify significant changes in financial market conditions, real economic developments and areas of credit excess. Credits are run through a multi-factor analysis of financial and non-financial risk characteristics seeking to gain a complete picture of the credit profile of an issuer prior to investment.
The Subadvisor’s ESG analysis evaluates securities using environmental, social, corporate governance factors. The Subadvisor considers these ESG criteria systematically throughout the Fund’s investment process. The Subadvisor’s ESG analysis evaluates each issuer relative to other issuers in the relevant peer group and asset class. The Subadvisor’s ESG analysis is a proprietary process developed by the Subadvisor that assigns each issuer separate “environmental,” “social,” and “governance” scores based on ESG factors deemed most material to that asset class and peer group.
Although the Subadvisor does not use third party ESG scores to calculate an issuer’s ESG score, as described further below, the Subadvisor may use third-party research to help identify sustainability issues that are likely to affect the financial condition or operating performance of an issuer.
The Subadvisor’s scoring process seeks to rate issuers as “outperforming,” “average,” or “underperforming” within each of the environmental, social and governance factors versus peers. The issuer’s score in each of the three factors is combined on an equally weighted basis to determine the issuer’s overall ESG score. In addition to an issuer’s current overall score, the Subadvisor also considers the historical trend in an issuer’s score and seeks to identify opportunities where a company has improved its ESG practices and is expected to continue to demonstrate further improvement. A security meets the Subadvisor’s ESG criteria if it: (i) has received a score of at least “average”; or (ii) if the issuer’s current score is below “average,” the issuer has demonstrated a trend of improving scores. During the portfolio construction process, the Subadvisor will assess overall environmental, social and governance scores across the portfolio, as well as by overall issuer score.
The Subadvisor’s process for corporate credit ESG analysis includes evaluating material ESG factors on an industry-by-industry basis and issuer performance of those factors is based on under/outperformance of industry peers. Factors considered as part of the Subadvisor’s ESG analysis of corporate issuers include:
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Environmental factors such as the issuer’s ability to identify and mitigate pecuniary environmental risk exposure, predominantly arising from regulatory factors in a transition to a low carbon economy.

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Social factors such as an issuer’s ability to effectively identify and mitigate pecuniary social risk exposure, such as human capital management, customer privacy and data security.

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Governance factors such as assessing an issuer’s quality of management and business oversight.

The Subadvisor’s engagement activities may include, but are not limited to, in-person meetings and phone calls with issuers to understand their sustainability goals and business practices as well as other industry participants engaged in ESG and sustainability initiatives. This engagement allows the Subadvisor to better align mutual interests while impacting change.
The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund or no longer meets its ESG standards. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer’s financial condition, changes in the condition and outlook.

Principal Risks
Performance Information
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations and therefore does not report its performance information. The Fund’s performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.